Leases - Supplemental Cash Flow Information (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Leases [Abstract]
Cash paid for operating lease liabilities	$ 3,505
Lease liabilities exchanged for right-of-use assets	$ 883